Risk Management	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Risk Management
4	RISK MANAGEMENT
Risk management is carried out by the Company’s Risk Management Committee under policies approved by the Company’s Board of Directors.
The Group issues contracts that transfer insurance risk or financial risk or both. This section summarises these risks and the way the Group manages them.

4.1	Insurance risk

4.1.1	Types of insurance risks
The risk under any one insurance contract is the possibility that an insured event occurs and the uncertainty about the amount of the resulting claim. By the very nature of an insurance contract, this risk is random and therefore unpredictable. For a portfolio of insurance contracts where the theory of probability is applied to the pricing and provisioning, the principal risk that the Group faces under its insurance contracts is that the actual claims and benefit payments are less favourable than the underlying assumptions used in establishing the insurance liabilities. This occurs when the frequency or severity of claims and benefits exceeds the estimates. Insurance events are random, and the actual number of claims and the amount of benefits paid will vary each year from estimates established using statistical techniques.
Experience shows that the larger the portfolio of similar insurance contracts, the smaller the relative variability of the expected outcome will be. In addition, a more diversified portfolio is less likely to be affected across the board by a change in any subset of the portfolio. The Group has developed its insurance underwriting strategy to diversify the types of insurance risks accepted and within each of these categories to achieve a sufficiently large population to reduce the variability of the expected outcome. The Group manages insurance risk through underwriting strategies, reinsurance arrangements and claims handling.
The Group manages insurance risks through two types of reinsurance agreements, ceding on a quota share basis or a surplus basis, to cover insurance liability risk. Reinsurance contracts cover almost all products, which contain risk liabilities. The products reinsured include: life insurance, accident and health insurance or death, disability, accident, illness and assistance in terms of product category or function, respectively. These reinsurance agreements spread insured risk to a certain extent and reduce the effect of potential losses to the Group. However, the Group’s direct insurance liabilities to the policyholder are completely offset because of the credit risk associated with the failure of reinsurance companies to fulfil their responsibilities.

4.1.2	Concentration of insurance risks
Insurance operations of the Group are mainly located in the PRC. There are no significant differences among the regions where the Group underwrites insurance contracts.
The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2022		2021
	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	39,846	7.37%	40,851	7.52%
Kang Ning Whole Life (b)	13,247	2.45%	15,430	2.84%
Fu Lu Shuang Xi Participating Endowment (c)	9,379	1.73%	11,190	2.06%
Xin Ru Yi Annuity(Platinum Version) (d)	8,545	1.58%	8,781	1.62%
Hong Ying Participating Endowment (e)	31	0.01%	66	0.01%
Others(f)	469,878	86.86%	466,656	85.95%

Total	540,926	100.00%	542,974	100.00%

Insurance benefits of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	109	0.13%	67	0.08%
Kang Ning Whole Life (b)	5,453	6.27%	5,653	6.70%
Fu Lu Shuang Xi Participating Endowment (c)	3,800	4.37%	3,061	3.63%
Xin Ru Yi Annuity(Platinum Version) (d)	3,391	3.90%	3,473	4.11%
Hong Ying Participating Endowment (e)	7,581	8.72%	10,315	12.22%
Others(f)	66,630	76.61%	61,849	73.26%

Total	86,964	100.00%	84,418	100.00%

	As at 31 December 2022		As at 31 December 2021
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	116,400	3.03%	73,283	2.17%
Kang Ning Whole Life (b)	386,218	10.06%	365,246	10.81%
Fu Lu Shuang Xi Participating Endowment (c)	181,523	4.73%	173,942	5.15%
Xin Ru Yi Annuity(Platinum Version) (d)	119,655	3.12%	110,063	3.26%
Hong Ying Participating Endowment (e)	7,069	0.18%	14,479	0.43%
Others(f)	3,030,034	78.88%	2,642,590	78.18%

Total	3,840,899	100.00%	3,379,603	100.00%

(a)
Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between
28-day-old
and
68-year-old.
From the first effective date after the fifth policy years to the expiration period, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 60% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 100% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).

(b)
Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years and the payment methods of insurance are divided into single payment, annual payment, and semi-annual payment. This product is applicable to healthy policyholders under
70-year-old.
The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(c)
Fu Lu Shuang Xi Participating Endowment is a participating insurance contract with the options for regular premium of 3 years, 5 years and 10 years paid annually, semiannually, quarterly or monthly. Its insured period extends from the effective date of the insurance contract to the corresponding date of the year when the policyholders turn
75-year-old.
This product is applicable to healthy policyholders between
30-day-old
and
60-year-old.
Starting from the effective date of the insurance contract, the survival benefit is paid every two policy years on the corresponding date at 10% of the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at death benefit amount. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at maturity benefit amount.

(d)
Xin Ru Yi Annuity (Platinum Version) is an annuity-type insurance contract with annual premium payment method and three types of premium payment periods:

three years, five years and ten years. The insurance period is from the effective date of the contract to the effective date of the year when the insured reaches the age of eighty. Any person born above
28
days and under
70
years of age and in good health can be the insured person. If the insured person survives until the annual effective date from the effective date to the agreed annuity date, the first survival benefit will be paid at 10% of the first premium paid; the subsequent annual survival benefit will be paid at the basic insurance amount. If the insured person survives to the annual effective date from the agreed annuity commencement date to the annual effective date when the insured person reaches the age of
80
, the first annuity payment will be made at 110% of the basic insurance amount; each subsequent annuity payment will be increased by 10% of the basic insurance amount on top of the previous payment amount. The maturity benefit is paid according to the premiums paid (without interest). The death benefit is paid at the greater of the premiums paid (without interest) and the cash value of the contract at the time of the insured’s death.

(e)
Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between
30-day-old
and
70-year-old.
Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

4.1.3	Sensitivity analysis
Sensitivity analysis of long-term insurance contracts
Liabilities for long-term insurance contracts and liabilities unbundled from universal life insurance contracts and unit-linked insurance contracts with insurance risk are calculated based on the assumptions on mortality rates, morbidity rates, lapse rates and discount rates. Changes in insurance contract reserve assumptions reflect the Company’s actual operating results and changes in its expectation of future events. The Company considers the potential impact of future risk factors on its operating results and incorporates such potential impact in the determination of assumptions.
Holding all other variables constant, if mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%, pre-tax
profit for the year would have been RMB42,364 million or RMB44,114 million (as at 31 December 2021: RMB39,459 million or RMB40,963 million) lower or higher, respectively.
Holding all other variables constant, if lapse rates were to increase or decrease from the current best estimate by 10%, pre-tax
profit for the year would have been RMB1,888 million or RMB1,948 million higher or lower, respectively (as at 31 December 2021: RMB399 million or RMB472 million higher or lower).
Holding all other variables constant, if the discount rates were 50 basis points higher or lower than the current best estimate, pre-tax
profit for the year would have been RMB147,880 million or RMB167,301 million (as at 31 December 2021: RMB130,439 million or RMB152,136 million) higher or lower, respectively.

Sensitivity analysis of short-term insurance contracts
The assumptions of reserves for claims and claim adjustment expenses may be affected by other variables such as claims payment of short-term insurance contracts, which may result in the synchronous changes to reserves for claims and claim adjustment expenses.
Holding all other variables constant, if claim ratios are 100 basis points higher or lower than the current assumption, pre-tax
profit is expected to be RMB725 million (as at 31 December 2021: RMB740 million) lower or higher, respectively.
The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2018	2019	2020	2021	2022	Total
	RMB Million
Year end	40,601	49,727	52,589	56,938	54,497
1 year later	42,785	51,051	52,057	56,502
2 years later	41,945	50,972	51,597
3 years later	41,945	51,009
4 years later	41,945

Estimated accumulated claims expenses	41,945	51,009	51,597	56,502	54,497	255,550
Accumulated claims expenses paid	(41,945)	(50,494)	(50,447)	(52,985)	(33,526)	(229,397)

Unpaid claims expenses	—	515	1,150	3,517	20,971	26,153

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2018	2019	2020	2021	2022	Total
	RMB Million
Year end	40,157	49,175	51,994	55,862	52,657
1 year later	42,280	50,414	51,260	54,985
2 years later	41,442	50,315	50,766
3 years later	41,442	50,340
4 years later	41,442

Estimated accumulated claims expenses	41,442	50,340	50,766	54,985	52,657	250,190
Accumulated claims expenses paid	(41,442)	(49,840)	(49,648)	(51,567)	(32,276)	(224,773)

Unpaid claims expenses	—	500	1,118	3,418	20,381	25,417

4.2	Financial risk
The Group’s activities are exposed to a variety of financial risks. The key financial risk is that proceeds from the sale of financial assets will not be sufficient to fund the obligations arising from the Group’s insurance and investment contracts. The most important components of financial risk are market risk, credit risk and liquidity risk.
The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the Group. Risk management is carried out by a designated department under policies approved by management. The responsible department identifies, evaluates and manages financial risks in close cooperation with the Group’s operating units. The Group provides written principles for overall risk management, as well as written policies covering specific areas, such as managing market risk, credit risk, and liquidity risk.
The Group manages financial risk by holding an appropriately diversified investment portfolio as permitted by laws and regulations designed to reduce the risk of concentration in any one specific industry or issuer. The structure of the investment portfolio held by the Group is disclosed in Note 10.
The sensitivity analyses below are based on a change in an assumption while holding all other assumptions constant. In practice this is unlikely to occur, and changes in some of the assumptions may be correlated, such as change in interest rate and change in market price.

4.2.1	Market risk

(i)	Interest rate risk
Interest rate risk is the risk that the value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Group’s financial assets are principally comprised of term deposits, debt securities and loans which are exposed to interest rate risk. Changes in the level of interest rates could have a significant impact on the Group’s overall investment return. Many of the Group’s insurance policies offer guaranteed returns to policyholders. These guarantees expose the Group to interest rate risk.
The Group manages interest rate risk through adjustments to portfolio structure and duration, and, to the extent possible, by monitoring the mean duration of its assets and liabilities.
The sensitivity analysis for interest rate risk illustrates how changes in interest income and the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates at the end of the reporting period.
As at 31 December 2022, if market interest rates were 50 basis points higher or lower with all other variables held constant, pre-tax
profit for the year would have been RMB517 million (as at 31 December 2021: RMB830 million) higher or lower, respectively, mainly as a result of higher or lower interest income on floating rate cash and cash equivalents, term deposits, statutory deposits-restricted, debt securities and loans and the fair value losses or gains on debt securities assets at fair value through profit or loss. The pre-tax
allowance recognized in equity in available for sale securities will decrease by RMB29,948 million or increase by RMB23,795 million due to the decrease or increase in the fair value of available-for-sale
securities (as at 31 December 2021: decrease or increase by RMB18,831 million).

(ii)	Price risk
Price risk arises mainly from the volatility of prices of equity securities held by the Group. Prices of equity securities are determined by market forces. The Group is subject to increased price risk mainly because China’s capital markets are relatively volatile.
The Group manages price risk by holding an appropriately diversified investment portfolio as permitted by laws and regulations designed to reduce the risk of concentration in any one specific industry or issuer.
As at 31 December 2022, if the prices of all the Group’s equity securities had increased or decreased by 10% with all other variables held constant, pre-tax
profit for the year would have been RMB3,214 million (as at 31 December 2021: RMB6,371 million) higher or lower, respectively, mainly as a result of an increase or decrease in fair value of equity securities excluding available-for-sale
securities.
Pre-tax
available-for-sale
reserve in equity would have been RMB67,436 million or RMB84,153 million (as at 31 December 2021: RMB49,804 million) higher or lower, respectively, as a result of an increase or decrease in fair value of available-for-sale
equity securities. If prices decreased to the extent that the impairment criteria were met, a portion of such decrease of the available-for-sale
equity securities would reduce
pre-tax
profit through impairment.

(iii)	Currency risk
Currency risk is the volatility of fair value or future cash flows of financial instruments resulted from changes in foreign currency exchange rates. The Group’s currency risk exposure mainly arises from cash and cash equivalents, term deposits, debt investments, equity investments, interest-bearing loans and borrowings denominated in currencies other than the functional currency, such as US dollar, HK dollar, GB pound and EUR, etc.

The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2022 and 2021, expressed in RMB equivalent:

As at 31 December 2022	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	10,320	58,413	—	—	—	68,733
- Securities at fair value through profit or loss	4,501	614	394	1,212	874	7,595
Debt securities
- Held-to-maturity securities	206	—	—	—	—	206
- Loans	1,278	—	—	—	—	1,278
- Available-for-sale securities	6,692	—	—	—	—	6,692
- Securities at fair value through profit or loss	296	—	8	7	3	314
Term deposits	2,176	—	—	—	—	2,176
Cash and cash equivalents	2,849	62	208	136	7	3,262

Total	28,318	59,089	610	1,355	884	90,256

Financial liabilities
Interest-bearing loans and other borrowings	6,756	—	2,307	3,192	—	12,255

Total	6,756	—	2,307	3,192	—	12,255

As at 31 December 2021	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	10,989	75,694	—	—	—	86,683
- Securities at fair value through profit or loss	4,776	897	391	1,433	927	8,424
Debt securities
- Held-to-maturity securities	131	—	—	—	—	131
- Loans	1,292	—	—	—	—	1,292
- Available-for-sale securities	4,696	—	—	—	—	4,696
- Securities at fair value through profit or loss	206	—	18	11	61	296
Term deposits	7,785	—	—	—	—	7,785
Cash and cash equivalents	1,920	198	289	56	3	2,466

Total	31,795	76,789	698	1,500	991	111,773

Financial liabilities
Interest-bearing loans and other borrowings	11,668	—	2,366	4,652	—	18,686

Total	11,668	—	2,366	4,652	—	18,686

As at 31 December 2022, if RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant, pre-tax
profit for the year would have been RMB927 million (as at 31 December 2021: RMB640 million) lower or higher, respectively, mainly as a result of foreign exchange losses or gains on translation of US dollar, HK dollar, GB pound, EUR and other foreign currencies denominated financial assets and financial liabilities other than the available-for-sale
equity securities included in the table above.
Pre-tax
available-forsale reserve in equity would have been RMB6,820 million (as at 31 December 2021: RMB8,440 million) lower or higher, respectively, as a result of foreign exchange of the available-for-sale
equity securities at fair value. The actual exchange gains in 2022 were RMB69 million (2021: exchange gains in RMB645 million).

4.2.2	Credit risk
Credit risk is the risk that one party of a financial transaction or the issuer of a financial instrument will fail to discharge its obligation and cause another party to incur a financial loss. Because the Group’s investment portfolio is restricted to the types of investments as permitted by the China Banking and Insurance Regulatory Commission (“CBIRC”) and a significant portion of the portfolio is in government bonds, government agency bonds, corporate bonds with higher credit rating and term deposits with the state-owned commercial banks, the Group’s overall exposure to credit risk is relatively low.
Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Group manages credit risk through in-house
research and analysis of the Chinese economy and the underlying obligors and transaction structures. Where appropriate, the Group obtains collateral in the form of rights to cash, securities, property and equipment to lower the credit risk.
Credit risk exposure
The carrying amount of financial assets included on the consolidated statement of financial position represents the maximum credit risk exposure at the reporting date without taking account of any collateral held or other credit enhancements attached. The Group has no credit risk exposure relating to off-balance
sheet items as at 31 December 2022 and 2021.

Collateral and other credit enhancements
Securities purchased under agreements to resell are pledged by counterparties’ debt securities or term deposits of which the Group could take the ownership if the owner of the collateral defaults. Policy loans and most of premium receivables are collateralised by their policies’ cash value according to the terms and conditions of policy loan contracts and policy contracts, respectively.
Credit quality
The Group’s debt securities investment mainly includes government bonds, government agency bonds, corporate bonds and subordinated bonds, and most of the debt securities are guaranteed by either the Chinese government or Chinese government controlled financial institutions. As at 31 December 2022, 99.9% (as at 31 December 2021: 100.0%) of the corporate bonds held by the Group or the issuers of these corporate bonds had credit ratings of
AA/A-2
or above. As at 31 December 2022, 100.0% (as at 31 December 2021: 100.0%) of the subordinated bonds held by the Group either had credit ratings of
AA/A-2
or above, or were issued by national commercial banks. The bonds issuers’ credit ratings are assigned by a qualified appraisal institution in the PRC and updated at each reporting date.
As at 31 December 2022, 95.6% (as at 31 December 2021: 99.5%) of the Group’s bank deposits are with the four largest state-owned commercial banks, other national commercial banks and China Securities Depository and Clearing Corporation Limited (“CSDCC”) in the PRC. The Group believes these commercial banks, and CSDCC have a high credit quality. The Group’s most other loans excluding policyholder loans, are guaranteed by third parties or with pledge, or have the fiscal annual budget income as the source of repayment, or have higher credit rating borrowers. As a result, the Group concludes that the credit risk associated with term deposits and accrued investment income thereof, statutory deposits - restricted, other loans, and cash and cash equivalents has not caused a material impact on the Group’s consolidated financial statements as at 31 December 2022 and 2021.
The credit risk associated with securities purchased under agreements to resell, policy loans and most of premium receivables has not caused a material impact on the Group’s consolidated financial statements taking into consideration their sufficient collateral held and maturity terms of no more than one year as at 31 December 2022 and 2021.

4.2.3	Liquidity risk
Liquidity risk is the risk that the Group is unable to obtain funds at a reasonable funding cost when required to meet a repayment obligation and fund its asset portfolio within a certain time.
In the normal course of business, the Group attempts to match the maturity of financial assets to the maturity of insurance and financial liabilities to reduce liquidity risk.
The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2022	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
	RMB Million
Financial assets
Contractual cash inflows
Equity securities	890,926	890,926	—	—	—	—
Debt securities	2,645,176	—	264,690	467,372	422,088	3,306,607
Loans	596,490	—	333,258	137,926	78,902	118,063
Term deposits	485,567	—	195,048	226,337	100,235	—
Statutory deposits - restricted	6,333	—	4,063	988	1,718	—
Securities purchased under agreements to resell	38,533	—	38,548	—	—	—
Accrued investment income	52,451	—	52,161	290	—	—
Premiums receivable	19,697	—	19,697	—	—	—
Cash and cash equivalents	127,594	—	127,594	—	—	—

Subtotal	4,862,767	890,926	1,035,059	832,913	602,943	3,424,670

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	3,880,160	—	51,224	13,060	(346,182)	(6,164,768)
Investment contracts	374,749	—	(32,435)	48,028	117,116	(1,207,897)
Contractual cash outflows
Securities sold under agreements to repurchase	148,958	—	(149,004)	—	—	—
Financial liabilities at fair value through profit or loss	3,344	(3,344)	—	—	—	—
Annuity and other insurance balances payable	60,819	—	(60,819)	—	—	—
Interest-bearing loans and other borrowings	12,774	—	(3,675)	(9,426)	(97)	(317)
Bonds payable	34,997	—	(328)	(36,498)	—	—
Lease liabilities	1,569	—	(919)	(790)	(98)	(20)

Subtotal	4,517,370	(3,344)	(195,956)	14,374	(229,261)	(7,373,002)

Net cash inflow/(outflow)	345,397	887,582	839,103	847,287	373,682	(3,948,332)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2021	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
	RMB Million
Financial assets
Contractual cash inflows
Equity securities	699,457	699,457	—	—	—	—
Debt securities	2,470,354	—	231,604	461,413	508,864	3,029,545
Loans	666,087	—	376,766	138,241	110,345	137,705
Term deposits	529,488	—	144,271	372,571	53,822	—
Statutory deposits - restricted	6,333	—	1,936	4,682	181	—
Securities purchased under agreements to resell	12,915	—	12,658	346	—	—
Accrued investment income	51,097	—	49,133	1,964	—	—
Premiums receivable	20,361	—	20,361	—	—	—
Cash and cash equivalents	60,459	—	60,459	—	—	—

Subtotal	4,516,551	699,457	897,188	979,217	673,212	3,167,250

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	3,419,899	—	111,912	86,132	(202,368)	(5,990,882)
Investment contracts	313,594	—	(31,671)	16,479	94,302	(957,814)
Contractual cash outflows
Securities sold under agreements to repurchase	239,446	—	(239,679)	—	—	—
Financial liabilities at fair value through profit or loss	3,416	(3,416)	—	—	—	—
Annuity and other insurance balances payable	56,818	—	(56,818)	—	—	—
Interest-bearing loans and other borrowings	19,222	—	(2,575)	(17,183)	(179)	(439)
Bonds payable	34,994	—	(332)	(37,996)	—	—
Lease liabilities	2,182	—	(1,093)	(1,067)	(203)	(29)

Subtotal	4,089,571	(3,416)	(220,256)	46,365	(108,448)	(6,949,164)

Net cash inflow/(outflow)	426,980	696,041	676,932	1,025,582	564,764	(3,781,914)

The amounts set forth in the tables above for insurance and investment contracts in each column are the undiscounted cash flows representing expected future benefit payments taking into consideration of future premiums payments or deposits from policyholders. The excess cash inflows from matured financial assets will be reinvested to cover any future liquidity exposures. The estimate is subject to assumptions related to mortality, morbidity, the lapse rate, the loss ratio of short-term insurance contracts, expense and other assumptions. Actual experience may differ from estimates.

The liquidity analysis above does not include policyholder dividends payable of RMB96,682 million as at 31 December 2022 (as at 31 December 2021: RMB124,949 million). As at 31 December 2022, declared dividends of RMB88,269 million (as at 31 December 2021: RMB86,506 million) included in policyholder dividends payable have a maturity not later than one year. For the remaining policyholder dividends payable, the amount and timing of the undiscounted cash flows are indeterminate due to the uncertainty of future experiences including investment returns and are subject to future declarations by the Group.
Although all investment contracts with DPF and investment contracts without DPF contain contractual options to surrender that can be exercised immediately by all policyholders at any time, the Group’s expected cash flows as shown in the above tables are based on past experience and future expectations. Should these contracts be surrendered immediately, it would cause a cash outflow of RMB71,556 million and RMB299,676 million, respectively for the year ended 31 December 2022 (2021: RMB68,289 million and RMB242,540 million, respectively), payable within one year.

4.2.4	Capital management
The Group’s objectives for managing capital are to comply with the insurance capital requirements based on the minimum capital and actual capital required by the CBIRC, prevent risk in operation and safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for equity holders and benefits for other stakeholders. The Group replenishes capital to improve the solvency ratio by issuing Core Tier 2 Capital Securities and bonds for capital replenishment according to the relevant laws and the approval of the relevant authorities.
The Group is also subject to other local capital requirements, such as statutory deposits - restricted requirement, statutory insurance fund requirement, statutory reserve fund requirement and general reserve requirement discussed in detail in Note 10.4, Note 21 and Note 36, respectively.
The Group manages capital to ensure its continuous and full compliance with the regulations mainly through monitoring its quarterly solvency ratios, as well as the solvency ratio based on annual stress testing.
The CBIRC issued the “Solvency Regulatory Rules II for Insurance Companies” at the end of 2021, and the Company has calculated the core and comprehensive solvency ratio, core capital, actual capital and minimum capital as of December 31, 2022 in accordance with these requirements, as listed below.

	As at 31 December 2022 RMB million	As at 31 December 2021 note RMB million
Core capital	699,688	1,020,756
Actual capital	1,007,601	1,055,768
Minimum capital	487,290	402,341
Core solvency ratio	144%	254%
Comprehensive solvency ratio	207%	262%
Note: Calculated in accordance with Insurance Institution Solvency Regulations (No.1 - No.17) (No. 22 [2015])
,
Notice on Matters Concerning the Formal Implementation of China’s Risk-Oriented Solvency System (No. 10 [2016]) issued by China Insurance Regulatory Commission.
According to the solvency ratios results mentioned above, and the unquantifiable evaluation results of operational risk, strategic risk, reputational risk and liquidity risk of insurance companies, the CBIRC evaluates the comprehensive solvency of insurance companies and supervises insurance companies by classifying them into four categories:

(i)	Category A: solvency ratios meet the requirements, and the operational risk, strategic risk, reputational risk and liquidity risk are very low;
(ii)	Category B: solvency ratios meet the requirements, and the operational risk, strategic risk, reputational risk and liquidity risk are low;
(iii)	Category C: solvency ratios do not meet the requirements or solvency ratios meet the requirements but one or several risks in operation, strategy, reputation and liquidity are high;
(iv)	Category D: solvency ratios do not meet the requirements or solvency ratios meet the requirements but one or several risks in operation, strategy, reputation and liquidity are severe.
According to the Supervision Information System of the China Risk Oriented Solvency System, the latest Integrated Risk Rating result of the Company was Category A.

4.3	Disclosures about interest in unconsolidated structured entities
The Group’s interest in unconsolidated structured entities are recorded as securities at fair value through profit or loss, available-for-sale
securities and loans. These structured entities typically raise funds by issuing securities or other beneficiary certificates. The purpose of these structured entities is primarily to generate management service fees, or provide finance to public and private infrastructure construction. Refer to Note 3.5 for the Group’s consolidation judgements related to structured entities.
These structured entities that the Group has interest in are guaranteed by third parties with higher credit ratings, or by pledging, or by having the fiscal budget income as the source of repayment, or by borrowers with higher credit ratings.
The Group did not guarantee or provide any financing support for the structured entities that the Group had interest in or sponsored.

(i)	The unconsolidated structured entities that the Group has interest in
The Group believes that the maximum exposure approximates the carrying amount of interest in these unconsolidated structured entities. The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statements relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

As at 31 December 2022	Unconsolidated structured entities
	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group

Funds managed by affiliated entities	185,894	10,096	10,096	Investment income and service fee
Funds managed by third parties	Note 1	126,573	126,573	Investment income
Trust schemes managed by affiliated entities	1,992	1,295	1,295	Investment income
Trust schemes managed by third parties	Note 1	47,674	47,674	Investment income
Debt investment schemes managed by affiliated entities	60,850	22,781	22,781	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	46,458	46,458	Investment income
Others managed by affiliated entities Note 2	87,959	13,067	13,067	Investment income and service fee
Others managed by third parties Note 2	Note 1	100,892	100,892	Investment income

As at 31 December 2021	Unconsolidated structured entities
	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	168,466	9,860	9,860	Investment income and service fee
Funds managed by third parties	Note 1	97,988	97,988	Investment income
Trust schemes managed by affiliated entities	1,994	1,296	1,296	Investment income
Trust schemes managed by third parties	Note 1	62,702	62,702	Investment income
Debt investment schemes managed by affiliated entities	39,817	15,770	15,770	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	51,172	51,172	Investment income
Others managed by affiliated entities Note 2	28,368	14,150	14,150	Investment income and service fee
Others managed by third parties Note 2	Note 1	107,372	107,372	Investment income

Note 1:
Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.

Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

(ii)	The unconsolidated structure d entities that the Group has sponsored but does not have interest in
As at 31 December 2022, the size of the unconsolidated structured entities that the Group sponsored but had no interest was RMB608,027 million (as at 31 December 2021: RMB633,503 million), which were mainly funds, special asset management schemes, pension security products and pension products, etc., sponsored by the Group to generate management service fee income. In 2022, the management service fee from these structured entities was RMB1,731 million (2021: RMB1,995 million), which was recorded as other income. The Group did not transfer assets to these structured entities.

4.4	Fair value hierarchy
Level 1 fair value is based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can obtain at the measurement date.
Other than Level 1 quoted prices, Level 2 fair value is based on valuation techniques using significant inputs, that are observable for the asset being measured, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Observable inputs generally used to measure the fair value of securities classified as Level 2 include quoted market prices for similar assets in active markets; quoted market prices in markets that are not active for identical or similar assets and other market observable inputs. This level includes the debt securities for which quotations are available from pricing services providers. Fair values provided by pricing services providers are subject to a number of validation procedures by management. These procedures include a review of the valuation models utilised and the results of these models, as well as the recalculation of prices obtained from pricing services at the end of each reporting period.
Under certain conditions, the Group may not receive a price quote from independent third-party pricing services. In this instance, the Group’s valuation team may choose to apply an internally developed valuation method to the assets or liabilities being measured, determine the main inputs for valuation, and analyse the change of the valuation and report it to management. Key inputs involved in internal valuation services are not based on observable market data. They reflect assumptions made by management based on judgements and experiences. The assets or liabilities valued by this method are generally classified as Level 3.
As at 31 December 2022, assets classified as Level 1 accounted for approximately 40.21% of assets measured at fair value on a recurring basis. Fair value measurements classified as Level 1 include certain debt securities, equity securities that are traded in an active exchange market or interbank market and open-ended funds with public market price quotations. The Group considers a combination of certain factors to determine whether a market for a financial instrument is active, including the occurrence of trades within the specific period, the respective trading volume, and the degree which the implied yields for a debt security for observed transactions differs from the Group’s understanding of the current relevant market rates and information. Trading prices from the Chinese interbank market are determined by both trading counterparties and can be observed publicly. The Group adopted this price of the debt securities traded on the Chinese interbank market at the reporting date as their fair market value and classified the investments as Level 1. Open-ended funds also have active markets. Fund management companies publish the net asset value of these funds on their websites on each trade date. Investors subscribe for and redeem units of these funds in accordance with the funds’ net asset value published by the fund management companies on each trade date. The Company adopted the unadjusted net asset value of the funds at the reporting date as their fair market value and classified the investments as Level 1.
As at 31 December 2022, assets classified as Level 2 accounted for approximately 39.42% of assets measured at fair value on a recurring basis. They primarily include certain debt securities and equity securities. Valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent trading prices. Valuation service providers typically gather, analyse and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities. Debt securities are classified as Level 2 when they are valued at recent trading prices from the Chinese interbank market or from valuation service providers.
At 31 December 2022, assets classified as Level 3 accounted for approximately 20.37% of assets measured at fair value on a recurring basis. They primarily include unlisted equity securities and unlisted debt securities. Fair values are determined using valuation techniques, including discounted cash flow valuations, the comparable companies approach, etc. The determination of Level 3 is primarily based on the significance of certain unobservable inputs used to determine the fair value of those assets.
For the accounting policies regarding the determination of fair values of financial assets and liabilities, see Note 3.2.

The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2022:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	131,897	—	—	131,897
Common stocks	396,163	17,985	—	414,148
Preferred stocks	—	—	50,522	50,522
Others	45,525	29,260	170,179	244,964
- Debt securities
Government bonds	36,945	10,243	—	47,188
Government agency bonds	77,982	235,288	—	313,270
Corporate bonds	3,678	184,885	—	188,563
Subordinated bonds	53,194	102,830	—	156,024
Others	—	1,096	173,302	174,398
Securities at fair value through profit or loss
- Equity securities
Funds	13,086	358	—	13,444
Common stocks	17,280	1,272	—	18,552
Others	92	173	—	265
- Debt securities
Government bonds	661	1,144	—	1,805
Government agency bonds	2,387	7,235	—	9,622
Corporate bonds	3,018	149,284	45	152,347
Others	129	25,521	2,105	27,755

Total	782,037	766,574	396,153	1,944,764

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,344)	—	—	(3,344)
Investment contracts at fair value through profit or loss	(7)	—	—	(7)

Total	(3,351)	—	—	(3,351)

The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2022:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million
Opening balance	160,499	188,583	45	349,127
Purchases	49,497	44,778	2,671	96,946
Transferred out of Level 3	(10)	—	—	(10)
Total gains/(losses) recorded in profit or loss	—	(1,714)	182	(1,532)
Total gains/(losses) recorded in other comprehensive income	(1,829)	(168)	—	(1,997)
Disposals or exercises	(600)	(10,778)	—	(11,378)
Maturity	(34,255)	—	(748)	(35,003)

Closing balance	173,302	220,701	2,150	396,153

The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2021:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	94,895	—	—	94,895
Common stocks	233,347	23,094	—	256,441
Preferred stocks	—	—	52,127	52,127
Others	21,010	54,535	136,456	212,001
- Debt securities
Government bonds	9,208	49,353	—	58,561
Government agency bonds	31,464	228,289	—	259,753
Corporate bonds	4,705	198,442	—	203,147
Subordinated bonds	16,880	94,149	—	111,029
Others	—	555	160,499	161,054
Securities at fair value through profit or loss
- Equity securities
Funds	17,572	222	—	17,794
Common stocks	43,476	2,173	—	45,649
Others	5	266	—	271
- Debt securities
Government bonds	153	1,240	—	1,393
Government agency bonds	2,346	5,643	—	7,989
Corporate bonds	6,646	83,734	45	90,425
Others	100	43,150	—	43,250

Total	481,807	784,845	349,127	1,615,779

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,416)	—	—	(3,416)
Investment contracts at fair value through profit or loss	(9)	—	—	(9)

Total	(3,425)	—	—	(3,425)

The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2021:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million
Opening balance	143,905	150,010	9	293,924
Purchases	27,415	43,661	—	71,076
Transfer into Level 3	—	—	36	36
Total gains/(losses) recorded in other comprehensive income	4,073	(2,212)	—	1,861
Disposals or exercises	—	(2,876)	—	(2,876)
Maturity	(14,894)	—	—	(14,894)

Closing balance	160,499	188,583	45	349,127

The assets and liabilities whose fair value measurements are classified under Level 3 above do not have material impact on the profit or loss of the Group.
For the assets and liabilities measured at fair value on a recurring basis, during the year ended 31 December 2022, RMB4,993 million (2021: RMB16,499 million) debt securities were transferred from Level 1 to Level 2 within the fair value hierarchy, whereas RMB46,485 million (2021: RMB31,764 million) debt securities were transferred from Level 2 to Level 1. RMB3,478 million equity securities were transferred from Level 1 to Level 2 (2021: RMB4,196 million equity securities were transferred from Level 1 to Level 2), whereas RMB23,470 million equity securities were transferred from Level 2 to Level 1 (2021: RMB5,520 million equity securities were transferred from Level 2 to Level 1).
For the years ended 31 December 2022 and 2021, there were no significant changes in the business or economic circumstances that affected the fair value of the Group’s financial assets and liabilities. There were also no reclassifications of financial assets.
As at 31 December 2022 and 2021, significant unobservable inputs such as discount rate and discounts for lack of marketability were used in the valuation of primary assets and liabilities at fair value classified as Level 3. The fair value was not significantly sensitive to reasonable changes in these significant unobservable inputs.

The table below presents information about the significant unobservable inputs used for primary financial instruments at fair value classified as Level 3 as at 31 December 2022 and 31 December 2021:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2022: 29,597 31 December 2021: 28,245	Comparable companies approach	Discounts for lack of marketability	31 December 2022: 12%- 30% 31 December 2021: 11%- 30%	The fair value is inversely related to the discounts for lack of marketability
	31 December 2022: 41,904 31 December 2021: 36,556	Net asset value method	N/A	N/A	N/A
	31 December 2022: 133,864 31 December 2021: 116,245	Discounted cash flow method	Discount rate	31 December 2022: 2.61%- 10.02% 31 December 2021: 2.69%- 9.93%	The fair value is inversely related to discount rate
Debt securities	31 December 2022: 158,507 31 December 2021: 160,499	Discounted cash flow method	Discount rate	31 December 2022: 2.41%- 10.55% 31 December 2021: 3.21%- 9.78%	The fair value is inversely related to discount rate